Property, Plant and Equipment, Net - Summary of Changes in Property Plant and Equipment, Net (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 2,919,097,994	$ 2,788,204,501
Changes:
Increases other than those from business combinations	153,074,166	229,094,286
Increase (decrease) from net foreign exchange differences	(400,188)	(910,374)
Depreciation	104,287,575	111,507,897
Impairment losses recognized in profit or loss	(280,020,263)
Disposals and withdrawals from service	2,192,351	526,708
Disposals	1,355,006	527,469
Removals	837,345	761
Hyperinflation Argentine societies	2,591,441	1,912,829
Other increases/decreases	59,780,491	12,831,357
Total changes	(171,454,279)	130,893,493
Ending balance	2,747,643,715	2,919,097,994
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	654,854,659	554,424,935
Changes:
Increases other than those from business combinations	153,074,293	223,154,320
Increase (decrease) from net foreign exchange differences	(55,056)	(129,401)
Impairment losses recognized in profit or loss	(32,225,073)
Increase (decreases) from transfers and other changes	(44,686,867)	(135,136,356)
Increases (decreases) from transfers from construction in process	(44,686,867)	(135,136,356)
Disposals and withdrawals from service		763
Removals		763
Other increases/decreases	(892,339)	12,540,398
Total changes	75,214,958	100,429,724
Ending balance	730,069,617	654,854,659
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	57,932,689	52,063,679
Changes:
Increases other than those from business combinations		5,893,739
Increase (decrease) from net foreign exchange differences	(15,144)	(35,406)
Increase (decreases) from transfers and other changes	4,151,834
Increases (decreases) from transfers from construction in process	4,151,834
Disposals and withdrawals from service	406,656
Disposals	406,656
Other increases/decreases		10,677
Total changes	3,730,034	5,869,010
Ending balance	61,662,723	57,932,689
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,438,832	9,029,526
Changes:
Increase (decrease) from net foreign exchange differences	(25,367)	(61,194)
Depreciation	805,507	611,036
Increase (decreases) from transfers and other changes	22,879,420	81,534
Increases (decreases) from transfers from construction in process	22,879,420	81,534
Other increases/decreases	(1)	2
Total changes	22,048,545	(590,694)
Ending balance	30,487,377	8,438,832
Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,146,295,618	2,117,017,034
Changes:
Increases other than those from business combinations		46,227
Increases other than those from business combinations	(127)
Increase (decrease) from net foreign exchange differences	(205,534)	(790,755)
Depreciation	99,335,330	108,405,979
Impairment losses recognized in profit or loss	(247,795,190)
Increase (decreases) from transfers and other changes	17,534,668	135,214,591
Increases (decreases) from transfers from construction in process	17,534,668	135,214,591
Disposals and withdrawals from service	948,350	527,470
Disposals	948,350	527,469
Removals		1
Hyperinflation Argentine societies	1,132,453	1,912,829
Other increases/decreases	63,035,959	1,829,141
Total changes	(266,581,451)	29,278,584
Ending balance	1,879,714,167	2,146,295,618
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	33,921,524	37,160,396
Changes:
Increase (decrease) from net foreign exchange differences	(99,087)	106,382
Depreciation	3,073,899	1,636,624
Increase (decreases) from transfers and other changes	120,945	(159,769)
Increases (decreases) from transfers from construction in process	120,945	(159,769)
Disposals and withdrawals from service	837,345	1
Removals	837,345	1
Other increases/decreases	(2,042,099)	(1,548,860)
Total changes	(5,931,485)	(3,238,872)
Ending balance	27,990,039	33,921,524
Finance Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	17,654,672	18,508,931
Changes:
Depreciation	1,072,839	854,258
Hyperinflation Argentine societies	1,458,988
Other increases/decreases	(321,029)	(1)
Total changes	65,120	(854,259)
Ending balance	$ 17,719,792	$ 17,654,672